Share-based compensation - Summary of Activity of Restricted Share Units (Details) - Restricted share units - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2011 equity incentive plan
Units
Units, beginning balance (in shares)	0	61,766	186,796
Forfeitures (in shares)		(1,143)	(8,522)
Units, ending balance (in shares)	0	0	61,766
Units, exercisable (in shares)	0
Weighted-average grant-date fair value
Units, beginning balance (in dollars per share)	$ 0	$ 8.50	$ 8.70
Forfeitures (in dollars per share)		8.50	8.62
Units, ending balance (in dollars per share)	0	$ 0	$ 8.50
Units, exercisable (in dollars per share)	$ 0
2017 grant
Units
Vesting and partial vesting (in shares)			(51,613)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)			$ 9.20
2018 grant
Units
Vesting and partial vesting (in shares)		(60,623)	(64,895)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)		$ 8.50	$ 8.50